Income Taxes - Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate (Details)		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Withholding tax on the PRC earnings distribution		10.00%	0.00%	3.00%
Effect of international rate difference		1.00%	1.00%	0.00%
Effect of preferential tax rate		(7.00%)	0.00%	(5.00%)
Tax effect of expenses that are not deductible in determining taxable profit		20.00%	5.00%	7.00%
Effective tax rate		49.00%	31.00%	30.00%